THE PACIFIC CORPORATE GROUP
                               PRIVATE EQUITY FUND

                              Financial Statements
                                   (Unaudited)


                            For the Six Months Ended
                               September 30, 1999

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
BALANCE SHEET (Unaudited)
September 30, 1999



ASSETS

Portfolio investments at fair value (cost $43,168,418)                                                  $     45,166,624
Short-term investments, at amortized cost                                                                     62,213,988
Cash and cash equivalents                                                                                      3,713,694
Accrued interest receivable                                                                                       10,423
Prepaid expenses                                                                                                  72,112
                                                                                                        ----------------

TOTAL ASSETS                                                                                            $    111,176,841
                                                                                                        ================


LIABILITIES AND SHAREHOLDERS' EQUITY

Liabilities:
Accounts payable and accrued expenses                                                                   $         57,800
                                                                                                        ----------------
   Total liabilities                                                                                              57,800
                                                                                                        ----------------

Shareholders' equity:
Shares of beneficial interest, 108,659.8075 shares issued and outstanding:
   Adviser Trustee (500 shares)                                                                                  511,316
   Beneficial Shareholders (108,159.8075 shares)                                                             110,607,725
     Total shareholders' equity                                                                              111,119,041

TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY                                                              $    111,176,841
                                                                                                        ================




The accompanying notes are an integral part of these financial statements.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (Unaudited)
As of September 30, 1999

                                                                                                              Fair Value
                                                                                                                 % of
                                                                        Cost              Fair Value          Net Assets
Direct Investments:
ADCO Global, Inc.
Raleigh, NC
Adhesives, sealants and coatings
10,000 shares of redeemable exchangeable
   cumulative preferred stock                                     $      1,000,000      $      1,000,000
100,000 shares of common stock                                           1,000,000             1,000,000
                                                                  ----------------      ----------------
                                                                         2,000,000             2,000,000          1.80%
                                                                  ----------------      ----------------
HCS Holdings, Inc.
Beaumont, TX
Home healthcare supplies
27,000 shares of Series A redeemable preferred stock                     2,700,000             2,700,000
30,000 shares of Class A common stock                                      300,000               300,000
                                                                  ----------------      ----------------
                                                                         3,000,000             3,000,000          2.70%
                                                                  ----------------      ----------------
IRMC Holdings, Inc.
Columbus, OH
Accounts receivable management and teleservices
28,480 shares of 8% Series A cumulative
   redeemable preferred stock                                            2,848,000             2,848,000
71,200 shares of Class A common stock                                      712,000               712,000
                                                                  ----------------      ----------------
                                                                         3,560,000             3,560,000          3.20%
                                                                  ----------------      ----------------      ---------
Total Direct Investments                                                 8,560,000             8,560,000          7.70%
                                                                  ----------------      ----------------      ---------

Indirect Investments:
Alta California Partners II, L.P.                                        1,000,000               944,478           .85%
$4,000,000 original capital commitment
1.783% limited partnership interest

American Securities Partners II, L.P.                                    1,076,897             1,044,807           .94%
$5,000,000 original capital commitment
1.429% limited partnership interest

Apollo Investment Fund IV, L.P.                                          2,709,904             2,958,226          2.66%
$5,000,000 original capital commitment
 .139% limited partnership interest

Atlas Venture Fund IV, L.P.                                                316,355               307,567           .28%
$1,540,000 original capital commitment
 .381% limited partnership interest

Aurora Equity Partners II L.P.                                           1,373,804             1,271,806          1.14%
$5,000,000 original capital commitment
 .663% limited partnership interest

Bedrock Capital Partners I, L.P.                                         2,739,886             2,746,352          2.47%
$5,000,000 original capital commitment
4.189% limited partnership interest

CVC European Equity Partners II L.P.                                     3,333,927             3,045,541          2.74%
$7,500,000 original capital commitment
 .397% limited partnership interest

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (Unaudited), continued
As of September 30, 1999

                                                                                                             Fair Value
                                                                                                                 % of
                                                                        Cost              Fair Value          Net Assets

Exxel Capital Partners V, L.P.                                    $      2,500,153      $      2,503,629          2.25%
$2,500,000 original capital commitment
 .294% limited partnership interest

Fenway Partners Capital Fund II, L.P.                                      757,065               701,479           .63%
$5,000,000 original capital commitment
 .550% limited partnership interest

First Reserve Fund VIII, L.P.                                            1,712,628             1,559,695          1.40%
$5,000,000 original capital commitment
 .616% limited partnership interest

Hicks, Muse, Tate & Furst Latin America Fund, L.P.                       1,618,883             1,562,605          1.41%
$2,500,000 original capital commitment
 .260% limited partnership interest

Hicks, Muse, Tate & Furst Equity Fund IV, L.P.                           3,175,046             3,481,748          3.13%
$5,000,000 original capital commitment
 .124% limited partnership interest

Parthenon Investors, L.P.                                                  939,526               912,575           .82%
$3,500,00 original capital commitment
1.000% limited partnership interest

Providence Equity Partners III, L.P.                                     1,371,657             1,457,021          1.31%
$3,500,000 original capital commitment
 .372% limited partnership interest

Sentinel Capital Partners II, L.P.                                       1,091,634               971,447           .87%
$5,000,000 original capital commitment
3.973% limited partnership interest

Sprout Capital VIII, L.P.                                                1,948,421             1,902,865          1.72%
$5,000,000 original capital commitment
 .667% limited partnership interest

Thomas H. Lee Equity Fund IV, L.P.                                       3,831,453             6,347,903          5.71%
$10,000,000 original capital commitment
 .313% limited partnership interest

Triumph Partners III, L.P.                                               2,665,077             2,476,648          2.23%
$5,000,000 original capital commitment
 .831% limited partnership interest

VS&A Communications Partners III, L.P.                                     446,102               410,232           .38%
$3,000,000 original capital commitment
 .350% limited partnership interest                                                                            _______
                                                                  ----------------      ----------------
Total Indirect Investments                                              34,608,418            36,606,624         32.94%
                                                                  ----------------      ----------------      ---------

Total Portfolio Investments                                       $     43,168,418      $     45,166,624         40.64%
                                                                  ================      ================      =========

The accompanying notes are an integral part of these financial statements.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND STATEMENT OF OPERATIONS (Unaudited) For the Three and Six Months Ended September 30, 1999



                                                                                 Three Months                 Six Months
                                                                                     Ended                       Ended
                                                                                 September 30,               September 30,
INVESTMENT INCOME AND EXPENSES                                                       1999                        1999
                                                                             ------------------           ----------------

Interest from short-term investments                                            $       885,893           $     1,808,363
                                                                                ---------------           ---------------

Expenses:
Management fee                                                                          345,582                   691,164
Legal fees                                                                               14,049                    44,837
Accounting fees                                                                          25,307                    53,193
Independent Trustee fees                                                                 10,875                    21,750
Custody fees                                                                             27,000                    42,000
Insurance expense                                                                       (10,420)                    9,558
Miscellaneous                                                                             7,325                     8,946
                                                                                ---------------           ---------------
   Total expenses                                                                       419,718                   871,448
                                                                                ---------------           ---------------

NET INVESTMENT INCOME BEFORE ALLOCATION
   FROM INDIRECT INVESTMENTS                                                            466,175                   936,915
                                                                                ---------------           ---------------

Change in unrealized appreciation of Indirect Investments                             3,137,409                 2,905,878
Expenses paid in connection with Indirect Investments                                    (7,669)                  (21,139)
Realized gains/income received from Indirect Investments                                  6,741                   244,876
                                                                                ---------------           ---------------
   Net change in net assets from Indirect Investments                                 3,136,481                 3,129,615
                                                                                ---------------           ---------------

NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                                              $     3,602,656           $     4,066,530
                                                                                ===============           ===============



The accompanying notes are an integral part of these financial statements.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY (Unaudited)
For the Six Months Ended September 30, 1999



                                                                     Adviser             Beneficial
                                                                     Trustee            Shareholders               Total

Balance as of March 31, 1999                                     $     492,604       $      106,559,907    $      107,052,511

Net increase in net assets from operations                              18,712                4,047,818             4,066,530
                                                                 -------------       ------------------    ------------------

Balance as of September 30, 1999                                 $     511,316       $      110,607,725(A) $      111,119,041
                                                                 =============       ==================    ==================


(A) The net asset value per share of beneficial interest was $1,022.63 as of September 30, 1999.



The accompanying notes are an integral part of these financial statements.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
STATEMENT OF CASH FLOWS (Unaudited)
For the Six Months Ended September 30, 1999


CASH FLOWS PROVIDED FROM OPERATING ACTIVITIES

Net increase in net assets from operations                                                                 $    4,066,530

Adjustments to reconcile net increase in net assets from operations to net cash provided from operating activities:

Net change in net assets from Indirect Investments                                                             (3,129,615)
Decrease in accrued interest receivable                                                                            23,058
Decrease in prepaid expenses                                                                                      375,591
Decrease in due from affiliates                                                                                   114,435
Decrease in accounts payable and accrued expenses                                                                 (36,886)
                                                                                                           --------------
Net cash provided from operating activities                                                                     1,413,113
                                                                                                           --------------

CASH FLOWS USED FOR INVESTING ACTIVITIES

Net return of short-term investments                                                                           16,961,000
Purchase of Direct Investments                                                                                 (5,000,000)
Capital contributed to Indirect Investments                                                                   (12,732,487)
Return of capital distributions received from Indirect Investments                                                 48,113
Expenses paid in connection with Indirect Investments                                                             (21,139)
Realized gains/income received from Indirect Investments                                                          244,876
                                                                                                           --------------
Net cash used for investing activities                                                                           (499,637)
                                                                                                           --------------

CASH FLOWS PROVIDED FROM FINANCING ACTIVITIES

Cash contributions from Beneficial Shareholders                                                                    50,000
Net cash provided from financing activities                                                                        50,000

Increase in cash and cash equivalents                                                                             963,476
Cash and cash equivalents at beginning of period                                                                2,750,218

Cash and cash equivalents at end of period                                                                 $    3,713,694
                                                                                                           ==============





The accompanying notes are an integral part of these financial statements.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
FINANCIAL HIGHLIGHTS (Unaudited)
For the Six Months Ended September 30, 1999


THE  FOLLOWING  PER SHARE DATA AND RATIOS  HAVE BEEN  DERIVED  FROM  INFORMATION
PROVIDED IN THE FINANCIAL STATEMENTS.

Increase (Decrease) in Net Asset Value

Per Share Operating Performance:

Net asset value, beginning of period                                                                      $      985.21

   Net investment income                                                                    $     8.62

   Net change in net assets from Indirect Investments                                            28.80
                                                                                             ---------

Net increase in net assets from operations                                                                        37.42
                                                                                                          -------------

Net asset value, end of period                                                                            $    1,022.63
                                                                                                          =============

Total investment return                                                                                           7.60%*

Ratios to Average Net Assets:

Investment expenses                                                                                               1.61%*

Net income                                                                                                        7.49%*

Supplemental Data:

Net assets, end of period                                                                              $     111,119,041
                                                                                                       =================

Portfolio turnover                                                                                                 0.00%


* Annualized


The accompanying notes are an integral part of these financial statements.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.       Organization and Purpose

The Pacific Corporate Group Private Equity Fund (the "Trust") is a Delaware business trust, formed on September 22, 1997. The Trust, which began operations on February 9, 1998 ("Commencement of Operations"), is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company. Pacific Corporate Group, Inc., the Adviser Trustee of the Trust (the "Adviser Trustee") manages the investment policies and operations of the Trust. The Adviser Trustee and four individual Trustees (collectively the "Trustees"), three of whom are not affiliated with the Adviser Trustee (the "Independent Trustees"), are responsible for the overall supervision of the Trust.

The objective of the Trust is to achieve, through selected private market equity and equity-related investments, rates of return superior to public market investment alternatives, while reducing risks through the diversification of investments within the private market. The Trust seeks to achieve this objective through investments primarily in a portfolio of partnerships ("Indirect Investments") and, with respect to up to 25% of committed capital, direct investment in private or public operating companies ("Direct Investments").

The Trust is scheduled to terminate on December 31, 2009, subject to extension in the sole discretion of the Trustees, for up to three additional one-year periods.

2.       Summary of Significant Accounting Policies

Valuation of Investments - Short-term investments are valued at amortized cost, which approximates market. Portfolio investments are carried at fair value as determined quarterly by the Adviser Trustee in accordance with procedures established by the Trustees.

In determining the fair value of the Trust's Indirect Investments, the Adviser Trustee considers, among other things, the valuations provided by the general partner managers of such investments. The valuations provided by the general partner managers are reflected by the fair value of the Trust's capital account balance for each such Indirect Investment. The capital account balance for each Indirect Investment includes capital contributed by the Trust, distributions received by the Trust and the Trust's allocated share of the Indirect Investment's profits and losses, including unrealized profits and losses. Such allocations reflect certain fees and expenses incurred by the Indirect Investment entity and drawn against that entity's cash position. The Trust's capital account balance for each Indirect Investment is reviewed by the Adviser Trustee for reasonableness and the fair value of each Indirect Investment may be adjusted in the discretion of the Adviser Trustee. No such adjustments have been made as of September 30, 1999.

As a result of delays in receiving quarterly financial statements from certain of the Trust's Indirect Investments, the Trust's capital account balances in such Indirect Investments used to determine certain fair values may not be as of the same date as the Trust's financial statements. Any adjustments to such fair values, which would have been recorded had current capital account balances been available, will be reflected in subsequent financial statements of the Trust. The Adviser Trustee is unable to estimate whether such adjustments to the Indirect Investments' fair values would be material.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited), continued

The fair value of Direct Investments is determined by the Adviser Trustee as follows: (i) unrestricted publicly-held securities for which market quotations are readily available are valued at the closing public market price for the last trading day of the accounting period, (ii) restricted publicly-held securities may be valued at a discount from the closing public market price, depending on the circumstances; and (iii) privately-held securities are valued at cost until significant developments affecting the portfolio company provide a basis for change in valuation. Factors to be considered in arriving at a change in valuation of such privately-held securities include the price of recent transactions in the company's securities and the company's earnings, sales and book value.

The values assigned to portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future circumstances that cannot be determined until the investments are actually liquidated. Because of the inherent uncertainty of valuation, the assigned values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

The Trust's Direct Investments are restricted as to resale. Additionally, the Trust's Indirect Investments in limited partnerships may be illiquid due to provisions of the limited partnership agreements restricting the sale of partnership interests.

Security Transactions and Investment Income - Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis.

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Organizational and Start-Up Costs - In accordance with Statement of Position 98-5 "Reporting on the Cost of Start-up Activities" organizational and start-up costs are expensed as incurred. Since the inception of the Trust, organizational and start-up costs totaling $183,271 have been expensed.

Syndication Costs - Selling commissions of $1,926,568 and other costs associated with selling shares of the Trust totaling $568,126 have been recorded as a direct reduction to shareholders' equity since the inception of the Trust.

Income Taxes - No provision for income taxes has been made since all income and losses are allocable to the shareholders for inclusion in their respective tax returns.

Statement of Cash Flows - The Trust considers its interest-bearing account to be a cash equivalent.

Financial Instruments - The Trust carries its financial instruments at amounts which approximate fair value.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited), continued

3.     Shareholders' Equity

In connection with the issuance of 108,659.8075 shares of beneficial interest (the "Shares") of the Trust, shareholders contributed capital totaling $110.6 million, including a $500,000 capital contribution from the Adviser Trustee. The Trust paid selling commissions of $1.9 million in connection with the sale of the shares.

4.     Management Fee

The Adviser Trustee receives a management fee at the annual rate of 1.25% of the aggregate capital commitments to the Trust, reduced by capital returned and realized investment losses. Such fee is determined and payable quarterly in advance. The management fee is reduced by 100% of directors' fees or other remuneration received by the Adviser Trustee from any portfolio company of the Trust.

5.     Independent Trustee Fees

As compensation for services rendered to the Trust, each Independent Trustee receives $10,000 annually in quarterly installments and $500 for each meeting of the Independent Trustees attended, plus out-of-pocket expenses. Additionally, the Independent Trustees also are members of the Audit Committee. As compensation for services rendered to the Trust as members of the Audit Committee, each of the Independent Trustees receives an additional $2,500 annually in quarterly installments and $250 for each Audit Committee meeting attended.

6.     Allocation of Net Income and Net Loss

Net income and net loss from Indirect Investments, and all other net income and net loss, other than net income and net loss from Direct Investments, is allocated to all shareholders, including the Adviser Trustee, pro rata based on Shares held.

Additionally, the Adviser Trustee will be allocated, on a cumulative basis over the life of the Trust, 20% of the Trust's aggregate net income and net loss from Direct Investments, other than "pari passu co-investments", and 15% from Direct Investments in "pari passu co-investments" (as described below), provided that such amount is positive. The remaining 80% and/or 85% of such amounts is allocated to all shareholders including the Adviser Trustee, pro rata based on Shares held. If the aggregate net income and net loss from Direct Investments (including "pari passu co-investments") is negative, such net income and net loss is allocated to all shareholders, including the Adviser Trustee, pro rata based on Shares held.

"Pari passu co-investments" refers to Direct Investments that are co-investments in the same securities and on the same terms alongside general partner managers of Indirect Investments held by the Trust, in transactions involving issuers held by investment vehicles in which the Trust has invested.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited), concluded

7.     Investment Commitments

As of September 30, 1999, the Trust had unfunded investment commitments in the following Indirect Investments:

Investment
Alta California Partners II, L.P.                                      $     3,000,000
American Securities Partners II, L.P.                                        3,923,103
Apollo Investment Fund IV, L.P.                                              2,290,096
Atlas Venture Fund IV, L.P.                                                  1,223,645
Aurora Equity Partners II L.P.                                               3,728,224
Bedrock Capital Partners I, L.P.                                             2,260,114
CVC European Equity Partners II L.P.                                         4,164,202
Fenway Partners Capital Fund II, L.P.                                        4,242,935
First Reserve Fund VIII, L.P.                                                3,260,372
Hicks, Muse, Tate & Furst Latin America Fund, L.P.                             881,117
Hicks, Muse, Tate & Furst Equity Fund IV, L.P.                               1,824,954
Parthenon Investors, L.P.                                                    2,560,474
Providence Equity Partners III L.P.                                          2,128,343
Sentinel Capital Partners II, L.P.                                           3,908,366
Sprout Capital VIII, L.P.                                                    3,000,000
Thomas H. Lee Equity Fund IV, L.P.                                           6,168,547
Triumph Partners III, L.P.                                                   2,334,923
VS&A Communications Partners III, L.P.                                       2,553,898
                                                                       ---------------
Total                                                                  $    53,453,313
                                                                       ===============